Related parties - Additional information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Information About Key Management Personnel [Line Items]
Amount incurred by entity for provision of key management personnel services provided by separate management entity | €	€ 282,364	€ 270,251	€ 543,866	€ 538,744
Stock Options [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement			846,000
Restricted Stock Units [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement			413,988
Key management personnel of entity or parent [member]
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable | €	€ 771,423		€ 771,423		€ 1,162,963
Key management personnel of entity or parent [member] | Stock Options [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement			846,000
Key management personnel of entity or parent [member] | Restricted Stock Units [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement			15,000